Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net Loss	$ (2,099,895)	$ (534,006)	$ (3,888,661)	$ (1,450,623)
Adjustments To Reconcile Net Loss To Net Cash Used In Operating Activities:
Depreciation And Amortization	1,168,773	3,905	2,044,447	14,698
Share-based Compensation Expense			(10,683)	374,337
Stock Issued For Compensation			160,978	150,440
Share-based compensation expense	43,443	94,105
Loss On Disposal Of Property, Plant And Equipment			2,223	0
Contract Liabilities			59,575	0
Changes In Operating Assets And Liabilities:
Inventory	(337,805)	3,024	(3,024)	(1,107)
Other current assets	(297,707)	18,254
Accrued expenses and others current liabilities	133,302	202,981
Prepaid Expense And Other Current Assets			(415,054)	(19,020)
Accounts Payable And Accrued Expenses			794,174	429,510
Acquisition of property and equipment	(135,899)	0
Net cash used in operating activities	(1,389,889)	(211,737)	(1,249,977)	(499,551)
Cash Flows From Investing Activities :
Proceeds from convertible notes payable	850,000	236,854
Patent Purchases			0	(7,243)
Proceeds from notes payable	800,000	0
Acquisition Of Property, Plant And Equipment			(143,792)	0
Net cash used in investing activities	(135,899)	0	(180,517)	(7,243)
Payments of other notes payable	0	(37,985)
Increase In Refundable Deposits And Others			(36,725)	0
Payments of lease liabilities	(5,116)	0	11,799	0
Cash Flows From Financing Activities :
Proceeds From Convertible Note Payable - Related Party			3,106,025	120,000
Payments Of Other Note Payable			(4,605)	0
Proceeds From Exercise Of Stock Options			64,752	0
Payments Of Lease Liabilities	5,116	0	(11,799)	0
Issuance of convertible notes for payables - related party	26,000,000	0
Receivable of convertible notes issued	50,000	0
Net change in equipment payable	202,002	0
Net cash provided by financing activities	1,644,884	198,869	3,154,373	120,000
Effect from foreign currency exchange	754	0	5,375	0
Net change in cash	119,096	(12,868)	1,723,879	(386,794)
Cash And Cash Equivalents At Beginning Of Period	1,751,499	22,245	22,245	409,039
Cash and cash equivalents at end of period	$ 1,871,349	$ 9,377	1,751,499	22,245
Supplemental Disclosures Of Noncash Financing And Investing Activities:
Cash Paid For Interest			19,380	855
Stock Issued For Subscription			0	100,000
Stock Issued For Patent Cost And Accrued Liabilities			0	144,250
Conversion Of Convertible Notes And Accrued Interest Into Common Stock			476,329	0
Rou Leased Assets			62,903	0
Acquisition Of Intangible Assets And Equipment			40,226,870	0
Decrease Of Additional Paid In Capital			5,773,130	0
Issuance Of Common Stock And Increase Of Current Liability			$ 46,000,000	$ 0